Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Cash and cash equivalents	$ 571,139	$ 597,188	$ 569,917	$ 220,794
Accounts receivable, net	91,636	47,150
Other current assets	6,668	8,173
Assets held for sale	0	103,079
Goodwill	27,504	26,502	111,082
Other non-current assets	95,648	10,034
LIABILITIES:
Accounts payable	24,647	23,869
Receipts in advance and deferred revenue	42,917	43,541
Tax payables	19,468	8,381
Liabilities held for sale	0	3,902
Net revenue	416,475	359,575	544,875
Net income	81,839	147,070	190,627
Net cash used in operating activities	198,775	205,662	213,344
Net cash provided by investing activities	(256,426)	(4,685)	(3,935)
Net cash used in financing activities	15,013	(147,459)	142,894
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	3,275	1,166
Accounts receivable, net	10,140	19,874
Prepaid expense	1,154	1,427
Other receivable	8,155	16,158
Due from affiliates	328,227	240,859
Other current assets	3,582	1,797
Assets held for sale	0	12,551
Total current assets	354,533	293,832
Goodwill	10,257	10,257
Deferred tax assets	2,187	3,603
Other non-current assets	3,003	4,272
Total assets	369,980	311,964
LIABILITIES:
Accounts payable	3,904	7,799
Accrued and other short-term liabilities	5,699	7,561
Due to affiliates	83,966	50,330
Due to Sohu	5	28
Receipts in advance and deferred revenue	29,597	30,785
Tax payables	413	903
Liabilities held for sale	0	3,232
Total current liabilities	123,584	100,638
Other long-term liabilities	15,645	14,736
Total liabilities	139,229	115,374
Net revenue	321,495	426,329	742,547
Net income	21,219	48,496	2,499
Net cash used in operating activities	(10,846)	(3,161)	(74,415)
Net cash provided by investing activities	4,802	2,319	71,687
Net cash used in financing activities	0	$ 0	$ 0
Total of registered capital and PRC statutory reserves of VIEs	$ 11,100